Intangible Assets - Summary of Components of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Gross Book Value	$ 29,644	$ 28,405	$ 0
Less: Accumulated Amortization	(963)	(589)	0
Net Book Value	28,681	27,816	0
Electric Frac Licenses
Finite Lived Intangible Assets [Line Items]
Gross Book Value	22,500	22,500	0
Less: Accumulated Amortization	0	0	0
Net Book Value	22,500	22,500	0
Acquired Technology
Finite Lived Intangible Assets [Line Items]
Gross Book Value	7,144	5,905	0
Less: Accumulated Amortization	(963)	(589)	0
Net Book Value	$ 6,181	$ 5,316	$ 0